Investor A C and Institutional [Member] Expense Example - Investor A C and Institutional [Member] - BlackRock Global Equity Market Neutral Fund	Apr. 30, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,633
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	1,010
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,363
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	$ 2,478